Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	unlimited	unlimited
Common stock, shares issued	153,418,041	153,255,989
Common stock, shares outstanding	153,418,041	153,255,989